UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-02992

Exact name of registrant as specified in charter:	Dryden National Municipals Fund, Inc.

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	08/31/2008

Date of reporting period:	11/30/2007

Item 1.	Schedule of Investments

Dryden National Municipals Fund, Inc.

Schedule of Investments

as of November 30, 2007 (Unaudited)

Description (a)	Moody’s Rating		Interest Rate	Maturity Date	Principal Amount (000)	Value
LONG-TERM INVESTMENTS 102.3%
Alabama 0.3%
Alabama Spl. Care Facs. Fin. Auth. Rev., Ascension Health Sr. Credit, Ser. D	Aa2		5.00%	11/15/39	$2,000	$2,002,240

Alaska 0.3%
Alaska Student Loan Corp. Ed. Ln. Rev., Ser. A-2, A.M.T.	AAA	(d)	5.00	6/01/18	2,000	2,114,880

Arizona 1.0%
Maricopa Cnty. Indl. Dev. Auth. Heath Facs. Rev., Catholic Healthcare West, Ser. A	A2		5.25	7/01/32	2,500	2,539,400
Pima Cnty. Ind. Dev. Auth. Rev., Tucson Elec. Pwr. Co., F.S.A.	Aaa		7.25	7/15/10	700	720,818
Pima Cnty. Uni. Sch. Dist. No. 1, G.O., F.G.I.C.(f)	Aaa		7.50	7/01/10	3,000	3,313,290
Tucson Cnty., G.O., Ser. A	Aa3		7.375	7/01/12	1,100	1,288,056

						7,861,564

California 8.4%
Anaheim Pub. Fin. Auth. Sub.-Pub. Impts. PJ,
Ser. A, F.S.A.(g)(h)	Aaa		6.00	9/01/24	5,500	6,550,286
Ser. C, F.S.A.(g)(h)	Aaa		6.00	9/01/16	6,690	7,690,887
Bay Area Toll Auth. Toll Brdg. Rev. San Francisco Bay Area, Ser. F	Aa3		5.00	4/01/31	5,000	5,235,600
California Poll. Control Fing. Auth. Solid Waste Disp. Rev., Waste Mgmt., Inc.
Proj., Ser. B, A.M.T.	BBB	(d)	5.00	7/01/27	1,000	935,330
Poll. Ctl. Rev., F.G.I.C., A.M.T	Aaa		4.75	12/01/23	2,500	2,515,200
California St. Pub. Wks. Brd. Lease Rev., Dept. of Mental Health Coalinga,
Ser. A	A2		5.50	6/01/19	2,000	2,190,180
Ser. A	A2		5.50	6/01/20	2,000	2,184,640
Ser. A	A2		5.50	6/01/22	2,000	2,173,860
California St.,
G.O., M.B.I.A., Ser. A	Aaa		5.25	2/01/27	7,900	8,341,531
Var. Purp., G.O.	A1		5.00	3/01/27	7,865	8,018,918
Var. Purp., G.O.	A1		5.00	11/01/37	3,000	3,034,980
California Statewide Cmntys. Dev. Auth. Rev., Var. Kaiser C	A+	(d)	5.25	8/01/31	1,000	1,014,530
Folsom Cordova Uni. Sch. Dist. Sch. Facs. Impvt. Dist., No. 2, Ser. A, G.O., C.A.B.S., M.B.I.A.	Aaa		Zero	10/01/21	60	32,197
Golden St. Tobacco Securitization Corp.,
Tobacco Settlement Rev., C.A.B.S. Asset Bkd., Ser. A-2 (Converts to 5.30% on 12/01/12)	Baa3		Zero	6/01/37	5,000	3,228,600
C.A.B.S., Asset Bkd., Ser. A, A.M.B.A.C. (Converts to 4.60% on 6/01/10)	Aaa		Zero	6/01/23	500	433,415

Loma Linda Hosp. Rev., Loma Linda Univ. Med. Center, Ser. A	Baa1		5.00	12/01/20	3,000	2,997,150
Pittsburg Redev. Agcy. Tax Alloc., Los Medanos Cmnty. Dev. Proj., C.A.B.S., A.M.B.A.C.	Aaa		Zero	8/01/25	2,000	865,040
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev., Ser. A, C.A.B.S., M.B.I.A.	Aaa		Zero	1/15/36	11,000	2,690,490
Santa Margarita Dana Point Auth. Impvt. Rev., Dists., 3, 3A, 4, 4A, Ser. B, M.B.I.A.	Aaa		7.25	8/01/14	2,000	2,439,620

						62,572,454

Colorado 1.1%
Colorado Health Facs. Auth. Rev., Adventist Health/Sunbelt, Ser. D	A1		5.25	11/15/35	1,500	1,515,975
Denver City & Cnty. Arpt. Rev. Sys., Ser. A, F.G.I.C.	Aaa		5.00	11/15/25	6,500	6,722,755

						8,238,730

Connecticut 1.0%
Connecticut St. Spl. Tax Oblig. Rev., Trans. Infrastructure, Ser. A (Partially Pre-refunded Date 6/01/08)(b)	Aaa		7.125	6/01/10	1,000	1,062,040
Connecticut St., G.O., Ser. D, (Pre-refunded Date 11/15/11)(b)(g)(h)	Aa3		5.00	11/15/19	5,710	6,082,635

						7,144,675

District of Columbia 0.8%
District of Columbia Rev., Geo. Washington Univ., Ser. A, M.B.I.A.	Aaa		5.125	9/15/31	2,040	2,090,429
Metropolitan Washington DC, Arpt. Auth. Sys. A.M.T. Sys. A.M.B.A.C.	Aaa		5.00	10/01/32	3,725	3,736,249

						5,826,678

Florida 5.3%
Bayside Impvt. Cmnty. Dev. Dist., Cap. Impvt. Rev., Ser. A	NR		6.30	5/01/18	455	468,727
Dade Cnty. Hlth. Facs. Auth. Rev., Baptist Hosp. of Miami Proj., Ser. A, E.T.M., M.B.I.A.(b)(f)	Aaa		6.75	5/01/08	100	101,251
Florida St. Brd. Ed. Cap. Outlay, Pub. Ed.,
Ser. C, F.G.I.C., G.O	Aaa		5.50	6/01/16	1,000	1,078,030
G.O., Un-refunded Balance	Aa1		9.125	6/01/14	1,260	1,481,810
Florida St. Dept. Environ. Prot. Pres. Rev., Florida Forever, Ser. A, M.B.I.A.	Aaa		5.25	7/01/17	2,950	3,157,798
Florida St., Dept. of Trans., Right of Way, Rfdg., Ser. A, G.O.	Aa1		5.00	7/01/23	1,500	1,591,245
Greater Orlando Aviation. Auth. Arpt. Facs. Rev., Ser. A, F.S.A, A.M.T.	Aaa		5.00	10/01/23	4,240	4,359,186
Greyhawk Landing Cmnty. Dev. Dist. Rev., Spec. Assmt., Ser. B	NR		6.25	5/01/09	100	100,117
Halifax Hosp. Med. Cntr. Rev., Rfdg., Ser. A	BBB+	(d)	5.25	6/01/26	2,000	2,024,620
Highlands Cmnty. Dev. Distr. Rev. Spec. Assmt.	NR		5.55	5/01/36	500	426,220
Highlands Cnty. Hlth. Facs. Auth. Rev., Hosp.
Adventist/Sunbelt, Ser. A (Pre-refunded Date 11/15/11)(b)	A1		6.00	11/15/31	1,000	1,104,270

Adventist Hlth., Ser. B	A1		5.00	11/15/25	1,615	1,630,795
Hillsborough Cnty. Aviation Auth. Rev., Tampa Int’l. Arpt., Ser. A, A.M.T., M.B.I.A.	Aaa		5.50	10/01/15	1,000	1,087,630
Jacksonville Aviation Auth. Rev, A.M.T., A.M.B.A.C.	Aaa		5.00	10/01/26	1,855	1,880,005
Jacksonville Econ. Dev. Cmnty., Anheuser Busch Co., Ser. B, A.M.T.	A2		4.75	3/01/47	2,000	1,732,960
Jacksonville Econ. Dev. Cmnty. Hlth. Care Facs. Rev., Mayo Clinic	Aa2		5.00	11/15/36	2,500	2,513,650
Jacksonville Elec. Auth. Rev. St. Johns Rvr. Pwr. Park Issue 2, Ser. 7, C.A.B.S.	Aa2		Zero	10/01/10	1,000	906,790
Jacksonville Sales Tax Rev., A.M.B.A.C.	Aaa		5.50	10/01/18	1,000	1,064,510
Jacksonville Wtr. & Swr. Dev. Rev., United Wtr. Proj., A.M.T., A.M.B.A.C.	Aaa		6.35	8/01/25	1,500	1,502,790
Miami Homeland Defense/Neighborhood, G.O., M.B.I.A. (Pre-refunded Date 1/01/12)(b)	Aaa		5.50	1/01/20	2,000	2,167,640
Palm Beach Cnty. Arpt. Sys. Rev. Ser. A, A.M.T., M.B.I.A.	Aaa		5.00	10/01/34	1,250	1,251,238
Palm Beach Cnty. Sch. Brd., C.O.P.,
Ser. A, F.G.I.C.	Aaa		5.00	8/01/24	2,150	2,230,023
Ser. A, F.G.I.C.	Aaa		5.00	8/01/29	1,500	1,539,225
Paseo Cmnty. Dev. Dist. Cap. Impvt. Rev., Ser. A	NR		5.40	5/01/36	300	241,737
Polk Cnty. Sch. Dist. Sales Tax Rev.,
Sch. Impvt., F.S.A.	Aaa		5.25	10/01/17	1,000	1,099,280
Sch. Impvt., F.S.A.	Aaa		5.25	10/01/18	1,000	1,080,270
Reunion West Cmnty. Dev. Dist. Spl. Assmt. Rev.	NR		6.25	5/01/36	990	948,173
West Palm Beach Cmnty. Redev. Agcy.,
Northwood-Pleasant Cmnty. Redev.,
Tax Allocation Rev.	A	(d)	5.00	3/01/35	1,000	928,400

						39,698,390

Georgia 0.2%
Forsyth Cnty. Sch. Dist. Dev., G.O.	Aa2		6.75	7/01/16	500	593,155
Fulton Cnty. Sch. Dist., G.O.	Aa2		6.375	5/01/17	750	903,938

						1,497,093

Guam 0.1%
Guam Govt. Wtrwks. Auth. Rev.	Ba2		6.00	7/01/25	500	525,105

Hawaii 0.3%
Hawaii St., Ser. DD, G.O., M.B.I.A.	Aaa		5.25	5/01/24	2,000	2,143,820

Illinois 3.4%
Chicago O’Hare Int’l. Arpt. Rev., Gen. Arpt., 3rd Lien,
Ser. A, M.B.I.A.	Aaa		5.25	1/01/26	2,000	2,114,540
Ser. B-1, X.L.C.A.	Aaa		5.25	1/01/34	1,975	2,050,880
Gilberts Special Service Area No. 9 Special Tax, Big Timber Proj. (Pre-refunded Date 3/01/11)(b)	AAA	(d)	7.75	3/01/27	2,000	2,297,900
Illinois Ed. Facs. Auth. Student Hsg. Rev.,

Ed. Advancement Fund, Ser. B	Baa3		5.00	5/01/30	4,000	3,681,120
Ed. Advancement Fund, Univ. Center Proj., Ser. B (Pre-refunded Date 5/01/12)(b)	Aaa		6.00	5/01/22	1,500	1,677,555
Illinois Fin. Auth. Rev., Northwestern Mem. Hosp., Ser. A	Aa2		5.25	8/15/34	5,000	5,078,650
Met. Pier & Exposition Auth. Dedicated St. Tax
Rev., McCormick Place Expansion, Ser. A, M.B.I.A.	Aaa		5.25	6/15/42	8,500	8,821,810

						25,722,455

Indiana 1.3%
Indiana Mun. Pwr. Agcy. Pwr. Supply Sys. Rev., M.B.I.A	Aaa		5.00	1/01/37	5,000	5,143,200
Indianapolis Local Public Impt. Arpt. Auth. Rev., Ser. F, A.M.B.A.C., A.M.T.	Aaa		5.00	1/01/36	2,500	2,484,950
Noblesville Ind. Redev. Auth. Econ. Dev. Rev., Lease Rental 146th Str. Extn. A	A+	(d)	5.25	8/01/25	2,000	2,086,140

						9,714,290

Kansas 1.5%
Sedgwick & Shawnee Cnty. Sngl. Fam. Hsg. Rev.,
Ser. A, A.M.T., G.N.M.A., F.N.M.A.	Aaa		5.70	12/01/27	1,990	2,088,087
Ser. A, A.M.T., G.N.M.A., F.N.M.A.	Aaa		5.75	6/01/27	1,930	2,000,406
Ser. A, A.M.T., G.N.M.A., F.N.M.A.	Aaa		5.85	12/01/27	1,720	1,814,531
Wyandotte Cnty. Kansas City Unified Gov. Util. Systems Rev., Rfdg., Ser. 2004, A.M.B.A.C.	Aaa		5.65	9/01/19	5,000	5,702,151

						11,605,175

Louisiana 0.3%
New Orleans, Rfdg., G.O., M.B.I.A.	Aaa		5.25	12/01/22	2,000	2,147,100

Maryland 0.5%
Maryland St. Health & Higher Edl. Facs. Auth. Rev., Medstar Health	A3		5.25	5/15/46	2,500	2,426,825
Takoma Park Hosp. Facs. Rev., Washington Adventist Hosp., E.T.M., F.S.A.(b)	Aaa		6.50	9/01/12	970	1,050,617

						3,477,442

Massachusetts 4.0%
Boston Ind. Dev. Fin. Auth. Swr. Facs. Rev., Harbor Elec. Energy Co. Proj., A.M.T.	Aa3		7.375	5/15/15	995	1,003,050
Massachusetts St. Health & Ed. Facs. Auth. Rev.
Partners Healthcare Sys. Ser. G-5	Aa2		5.00	7/01/32	1,000	1,006,770
Caritas Christi Obligation, Ser. B	Baa3		6.75	7/01/16	3,590	3,892,996
Simmons College, Ser. D, A.M.B.A.C. (Pre-refunded Date 10/01/10)(b)	Aaa		6.05	10/01/20	1,000	1,084,070
Univ. Massachusetts Proj., Ser. A, F.G.I.C. (Pre-refunded Date 10/01/10)(b)	Aaa		5.875	10/01/29	500	539,685
Valley Regional Health System, Ser. C, A.M.B.A.C	Baa3		7.00	7/01/10	825	896,833

Massachusetts St. Port Auth. Spl. Facs. Rev., Bosfuel Proj., A.M.T., F.G.I.C.	Aaa		5.00	7/01/32	5,000	5,033,850
Massachusetts St. Wtr. Pollutant Abatement Trust Pool Program, Ser.9	Aaa		5.25	8/01/33	785	824,831
Massachusetts St., Fltg-Cons Ln-Ser. A, F.G.I.C.	Aaa		3.861	5/01/37	3,000	2,687,820
Massachusetts St., Ser. B, F.S.A.	Aaa		5.25	9/01/24	6,000	6,751,979
Massachusetts St. Dev. Fin. Agy. Rev., Boston College, Ser. P	Aa3		5.00	7/01/42	5,000	5,137,800
Rail Connections, Inc., Rev., Route 128, Ser. B, A.C.A. - C.B.I., C.A.B.S. (Pre-refunded Date 7/01/09)(b)	Aaa		Zero	7/01/21	2,500	1,115,650

						29,975,334

Michigan 1.5%
Michigan Higher Ed. Student Ln. Auth. Rev., Student Ln., Ser. XVII-Q, A.M.B.A.C., A.M.T.	Aaa		5.00	3/01/31	3,000	3,014,550
Michigan St. Hosp. Fin. Auth. Rev.,
Henry Ford Health, Ser. A	A1		5.25	11/15/46	2,000	2,011,020
Trinity Health Cr. Group, Ser. A	Aa2		5.00	12/01/31	4,000	4,037,520
Okemos Pub. Sch. Dist., G.O., M.B.I.A.,
C.A.B.S.	Aaa		Zero	5/01/12	1,100	937,904
C.A.B.S.	Aaa		Zero	5/01/13	1,000	818,500
Wyandotte Elec. Rev., M.B.I.A.	Aaa		6.25	10/01/08	450	460,683

						11,280,177

Minnesota 0.5%
Minnesota Higher Ed. Facility Rev., St. Thomas Univ.	A2		5.00	4/01/23	1,000	1,031,570
Minnesota Hsg. Fin. Agcy. Rev., Sngl. Fam. Mtge., Ser. I, A.M.T.	Aa1		5.80	1/01/19	2,555	2,610,418

						3,641,988

Missouri 1.4%
Missouri St. Hwys. & Trans. Comm. St. Rd. Rev. First Lien, Ser. B.	Aa1		5.00	5/01/23	10,000	10,649,700

New Hampshire 0.7%
Manchester Hsg. & Redev. Auth. Rev., Ser. B, C.A.B.S., A.C.A.	Baa3		Zero	1/01/24	4,740	1,937,380
New Hampshire Health & Ed. Facs. Auth. Rev., New Hampshire College Issue (Pre-refunded Date 1/01/11)(b)	BBB-	(d)	7.50	1/01/31	3,000	3,388,140

						5,325,520

New Jersey 11.5%
Cape May Cnty. Ind. Poll. Ctrl., Fin. Auth. Rev., Atlantic City Elec. Co., Ser. A, M.B.I.A.(f)	Aaa		6.80	3/01/21	2,615	3,338,623
Casino Reinvestment Dev. Auth. Rev., Room Fee, A.M.B.A.C.	Aaa		5.25	1/01/24	1,600	1,735,072

Clearview Reg. High Sch. Dist., G.O., F.G.I.C.(f)	Aaa		5.375	8/01/15	1,205	1,315,788
Jackson Twnshp. Sch. Dist.,
G.O., F.G.I.C.	Aaa		6.60	6/01/10	1,600	1,730,640
G.O., F.G.I.C.	Aaa		6.60	6/01/11	1,600	1,777,392
Middlesex Cnty. Impvt. Auth. Rev., Rfdg., Cnty. Gtd., Golf Course Proj.	Aa1		5.25	6/01/18	1,080	1,168,182
New Jersey Econ. Dev. Auth. Rev.,
Cigarette Tax	Baa2		5.625	6/15/19	1,750	1,762,898
Cigarette Tax	Baa2		5.75	6/15/34	1,750	1,753,728
First Mtge. - Franciscan Oaks	NR		5.70	10/01/17	2,040	2,055,769
First Mtge. - Keswick Pines	NR		5.75	1/01/24	1,750	1,728,230
Kapkowski Rd. Landfill, Ser. A, C.A.B.S., E.T.M.(b)	Baa3		Zero	4/01/08	1,020	1,008,576
Masonic Charity Fdn. Proj.	A-	(d)	5.875	6/01/18	250	267,375
Masonic Charity Fdn. Proj.	A-	(d)	6.00	6/01/25	1,150	1,237,055
Sch. Facs. Constrs., Ser. O	A1		5.25	3/01/26	3,000	3,198,870
Wtr. Facs., NJ American Wtr. Co. Inc. Proj-94B, F.G.I.C., A.M.T.(g)(h)	Aaa		5.95	11/01/29	10,000	10,076,400
New Jersey Health Care Facs. Fin. Auth. Rev.,
Atlantic City Med. Ctr.	A2		6.25	7/01/17	2,185	2,369,043
Atlantic City Med. Ctr. (Pre-refunded Date 7/01/12)(b)	A2		6.25	7/01/17	1,740	1,955,951
Saint Peter’s Univ. Hosp., Ser. A	Baa2		6.875	7/01/30	3,750	3,906,375
South Jersey Hosp. (Pre-refunded Date 7/01/12)(b)	A3		6.00	7/01/26	2,565	2,845,893
South Jersey Hosp. (Pre-refunded Date 7/01/12)(b)	A3		6.00	7/01/32	2,000	2,219,020
St. Joseph’s Hosp. & Med. Ctr., Ser. A, CONNIE LEE, A.M.B.A.C.	AAA	(d)	5.70	7/01/11	2,375	2,402,669
New Jersey St. Hwy. Auth. Garden St. Pkwy.,
Gen. Rev. (Pre-refunded Date 1/01/10)(b)	A1		5.625	1/01/30	1,650	1,744,149
Gen. Rev. (Pre-refunded Date 1/01/10)(b)	A1		5.75	1/01/14	1,000	1,059,560
Gen. Rev., E.T.M.(b)	A1		6.20	1/01/10	3,035	3,123,258
New Jersey St. Tpke. Auth., Tpke. Rev., Growth & Income Secs., Ser. B, A.M.B.A.C., C.A.B.S.
(Converts to 5.15% on 1/01/15)	Aaa		Zero	1/01/35	1,500	1,096,125
Unrefunded Balance, Ser. A, M.B.I.A.	Aaa		5.75	1/01/18	1,465	1,528,903
New Jersey St. Trans. Trust Fund Auth. Rev., Trans. Sys. Rev.,
Ser. A	A1		5.50	12/15/23	6,000	6,813,119
Ser. B, M.B.I.A.(g)(h)	Aaa		6.50	6/15/11	7,500	8,302,865
Rutgers - The St. Univ. of New Jersey, Rev., Ser., A	Aa3		6.40	5/01/13	2,000	2,157,560
Tobacco Settlement Fin. Corp. Rev.,
Asset Bkd. (Pre-refunded Date 6/01/12)(b)	Aaa		6.00	6/01/37	400	444,668
Asset Bkd. (Pre-refunded Date 6/01/12)(b)	Aaa		6.125	6/01/42	2,000	2,233,720
Ser. 1A	Baa3		5.00	6/01/41	4,000	3,350,320
West Morris Reg. High Sch.,
G.O., M.B.I.A.	Aaa		5.00	5/01/23	2,145	2,255,403
G.O., M.B.I.A.	Aaa		5.00	5/01/24	2,246	2,355,133

						86,318,332

New Mexico 1.1%
New Mexico Mtge. Fin. Auth. Rev., Sngl. Fam. Mtge., A.M.T.
Ser. A, F.H.L.M.C., G.N.M.A., F.N.M.A.,	Aaa		5.50	7/01/36	1,990	2,108,863
Ser. B, F.H.L.M.C., G.N.M.A., F.N.M.A.,	AAA	(d)	4.75	7/01/35	3,255	3,347,410
Ser. C-2, G.N.M.A., F.N.M.A.,	AAA	(d)	6.15	3/01/32	690	704,538
Ser. E, F.H.L.M.C., G.N.M.A., F.N.M.A.,	AAA	(d)	5.50	7/01/35	1,865	1,978,690

						8,139,501

New York 19.8%
Brookhaven Ind. Dev. Agcy. Civic Fac. Rev., Mem.
Hosp. Med. Ctr., Inc., Ser. A (Pre-refunded Date 11/15/10)(b)	NR	8.125	11/15/20	500	567,230
Dutchess Cnty. Ind. Dev. Agcy. Civic Fac. Rfdg.,Rev.,
Bard Coll. Civic Fac. (Pre-refunded Date 8/01/10)(b)	A3	5.75	8/01/30	3,500	3,760,470
Erie Cnty. Ind. Dev. Agcy., Sch. Fac. Rev., City of Buffalo Proj.,
F.S.A.	Aaa	5.75	5/01/19	1,250	1,356,200
F.S.A.	Aaa	5.75	5/01/23	3,030	3,274,582
F.S.A.	Aaa	5.75	5/01/24	9,765	10,228,544
Islip Res. Rec. Agcy., Rev., Ser. B, A.M.B.A.C., A.M.T.	Aaa	7.20	7/01/10	1,745	1,895,576
Metro. Trans. Auth., Rev. Svc. Contract,
Ser. 7, C.A.B.S., E.T.M., M.B.I.A.(b)	Aaa	Zero	7/01/08	4,500	4,414,500
Ser. A, M.B.I.A.	Aaa	5.50	7/01/20	3,000	3,224,460
Ser. B, M.B.I.A.	Aaa	5.50	7/01/23	5,000	5,356,650
Ser. B	A2	4.75	11/15/31	6,000	6,047,819
Ser. F	A2	5.00	11/15/30	3,000	3,101,370
Monroe Cnty. Ind. Dev. Agcy. Civic Fac. Rev.,
Rfdg. Highland Hosp. Rochester	Baa1	5.00	8/01/22	2,000	2,015,060
New York, NY, Ser. E	Aa3	5.00	8/01/17	3,000	3,231,960
New York City Ind. Dev. Agcy. Spec. Fac. Rev., Terminal One Group Assn. Proj., A.M.T.	A3	5.50	1/01/24	1,500	1,559,430
New York City Mun. Wtr. Fin. Auth., Rev., Unrefunded Balance, Ser. B	Aa2	6.00	6/15/33	985	1,055,132
New York City Trans. Fin. Auth., Future
Sub-Future Tax Sec., Ser. B.	Aa2	4.75	11/01/27	5,000	5,141,350
Ser. A(Converts to 14% on 11/01/11)	Aa1	5.50	11/01/26	2,650	2,845,464
Future Tax Sec., Ser. B	Aa1	5.25	2/01/29	2,500	2,629,275
New York City, G.O.,
Ser. A (Pre-refunded Date 5/15/10)(b)	Aa3	6.00	5/15/30	100	107,542
Ser. A, Unrefunded Balance	Aa3	6.00	5/15/30	10	10,586
Ser. J	Aa3	5.00	6/01/27	5,130	5,273,076
New York Conven. Ctr. Dev. Corp. Rev., Hotel Unit Fee Sec’d., A.M.B.A.C.	Aaa	5.00	11/15/30	3,000	3,121,740
New York Liberty Dev. Corp. Rev. National Sports Museum Proj. A	NR	6.125	2/15/19	750	753,323
New York, NY, Unrefunded Balance, Ser. C	Aa3	5.00	10/01/18	3,000	3,214,080
New York St. Dorm. Auth. Rev.,
City Univ. Sys. Cons., Ser. B	A1	6.00	7/01/14	3,000	3,270,270
City Univ. Sys. Cons., Ser. D, E.T.M.(b)	A1	7.00	7/01/09	550	569,641
Lease Rev., Ser. B (Mandatory Put Date 7/01/13)	Aa3	5.25	7/01/29	3,000	3,251,520
Mental Hlth. Svcs. Facs. Impvt., Ser. B	A1	6.50	8/15/11	3,000	3,312,450
Rochester Inst. Tech.,
Ser . A, A.M.B.A.C.	Aaa	5.25	7/01/20	2,100	2,342,109
Ser . A, A.M.B.A.C.	Aaa	5.25	7/01/21	2,000	2,231,060
Ser. B (Mandatory Put Date 5/15/12)	A1	5.25	11/15/23	3,000	3,210,210
New York St. Engy. Res. & Dev. Auth. Rev., Bklyn. Union Gas, Keyspan, Ser. A, F.G.I.C., A.M.T.	Aaa	4.70	2/01/24	2,000	1,992,920

New York St. Environ. Facs. Corp. Rev., Clean Wtr. & Drinking Revolving Fds. Pooled Fin., Poll. Ctrl.,
Ser. E	Aaa		6.50	6/15/14	35	35,087
Ser. B	Aaa		5.50	10/15/23	3,750	4,357,988
Wtr. Proj.	Aaa		5.00	6/15/34	2,000	2,066,960
Wtr. Proj., Ser. K.	Aaa		5.25	6/15/22	3,000	3,181,110
New York St. Hsg. Fin. Agcy. Rev., St. Univ. Constr., Ser. A, E.T.M.(b)	A1		8.00	5/01/11	2,905	3,155,062
New York St. Local Gov’t. Assist. Corp. Rev., C.A.B.S.,
Ser. C	Aa3		Zero	4/01/14	5,882	4,654,074
Ser. E(f)	Aa3		6.00	4/01/14	3,000	3,335,640
New York St. Mun. Bond. Bank Agcy.,
Spec. Sch. Supply, Ser. C	A+	(d)	5.25	6/01/22	3,200	3,386,112
Spec. Sch. Supply, Ser. C1	A+	(d)	5.25	12/01/22	3,595	3,804,085
New York St. Pwr. Auth. Rev., Ser. A (Pre-refunded Date 11/15/12)(b)	Aa2		5.25	11/15/16	3,000	3,274,110
New York St. Urban Dev. Corp. Rev., Correctional Cap. Facs., A.M.B.A.C., T.C.R.S., C.A.B.S.	Aaa		Zero	1/01/08	8,000	7,976,879
Port Auth. of New York & New Jersey Cons. Rev.,
Ser. 127, A.M.B.A.C., A.M.T.	Aaa		5.50	12/15/15	3,000	3,208,920
Ser. 135	A1		5.00	3/15/39	5,380	5,541,185
Triborough Bridge & Tunnel Auth. New York Rev., Ser. B, M.B.I.A.	Aaa		5.50	11/15/19	5,000	5,758,699

						148,101,510

North Carolina 1.7%
Charlotte Arpt. Rev., Ser. B, A.M.T., M.B.I.A.	Aaa		6.00	7/01/24	1,000	1,039,010
Charlotte Storm Wtr. Fee Rev. (Pre-refunded Date 6/01/10)(b)	Aa2		6.00	6/01/25	500	537,405
North Carolina Eastern Mun. Pwr. Agcy., Power Systems Rev., A.M.B.A.C.	Aaa		6.00	1/01/18	1,000	1,170,960
Ser. A (Pre-refunded Date 1/01/22)(b)	Aaa		6.00	1/01/26	650	790,511
Ser. A, E.T.M.(b)	Baa1		6.40	1/01/21	1,000	1,212,090
Ser. A, E.T.M.(b)	Aaa		6.50	1/01/18	2,635	3,248,770
Ser. A, M.B.I.A., Unrefunded Balance	Aaa		6.50	1/01/18	1,005	1,207,176
North Carolina Hsg. Fin. Agcy. Rev., Home Ownership, Ser. 6A, A.M.T.	Aa2		6.20	1/01/29	430	442,216
North Carolina Mun. Powr. Agcy. Rev., No. 1 Catawba Elec., M.B.I.A.	Aaa		6.00	1/01/10	1,250	1,319,013
Piedmont Triad Arpt. Auth. Rev., Ser. B, A.M.T., F.S.A.	Aaa		6.00	7/01/21	1,000	1,039,010
Pitt Cnty. Rev., Mem. Hosp., E.T.M.(b)	Aaa		5.25	12/01/21	1,000	1,082,280

						13,088,441

North Dakota 1.4%
Mercer Cnty. Poll. Control Rev., Antelope Valley Station, A.M.B.A.C.	Aaa		7.20	6/30/13	9,000	10,114,020

Ohio 3.4%
American Mun. Pwr., Inc., Ser. A	Aa3		5.00	2/01/13	2,500	2,627,125
Buckeye Ohio Tobacco Settlement, F.I.N.G. Auth.Asset Bkd. Sr. Turbo, Ser. A.	Baa3		6.50	6/01/47	2,250	2,315,318
Cincinnati City Sch. Dist. Rfdg. Classroom Const. & Impt., G.O., F.G.I.C.	Aaa		5.25	12/01/23	3,465	3,885,824
Columbus Citation Hsg. Dev. Corp., Mtge. Rev., F.H.A. (Pre-refunded Date 1/01/15)(b)	NR		7.625	1/01/22	1,530	1,835,174
Cuyahoga Cnty. Hosp. Facs. Rev., Canton, Inc. Proj.	Baa2		7.50	1/01/30	5,000	5,395,199
Hamilton Cnty. Sales Tax Rev., Sub., Ser. B, A.M.B.A.C., C.A.B.S.	Aaa		Zero	12/01/20	2,000	1,108,560
Hilliard Sch. Dist. Sch. Impvt., G.O., C.A.B.S., F.G.I.C.	Aaa		Zero	12/01/19	1,720	1,002,313
Lucas Cnty. Health Care Facs. Rev., Rfdg. Impvt., Sunset Retirement, Ser. A	NR		6.625	8/15/30	1,000	1,040,060
Lucas Cnty. Hosp. Rev., Rfdg., Promedica Healthcare Group, Ser. B, A.M.B.A.C.	Aaa		5.00	11/15/21	3,935	4,108,140
Ohio St. Higher Ed. Facility Cmnty. Rev., Case Western Reserve Univ., Ser. B	A1		6.50	10/01/20	750	906,878
Richland Cnty. Hosp. Facs. Rev. Medcentral Health Systems,
Ser. B (Pre-refunded Date 11/15/10)(b)	A-	(d)	6.375	11/15/22	665	728,800
Ser. B Unrefunded Balance	A-	(d)	6.375	11/15/22	335	354,001

						25,307,392

Oklahoma 0.3%
Oklahoma Hsg. Fin. Agcy. Rev., Home Ownership, Ser. B-1, G.N.M.A., F.N.M.A., A.M.T.	Aaa		4.875	9/01/33	2,365	2,398,086

Pennsylvania 10.7%
Allegheny Cnty. San. Auth. Swr. Rev.,
M.B.I.A.(Pre-refunded Date 12/01/10)(b)	Aaa		5.50	12/01/20	2,500	2,677,175
M.B.I.A., Unrefunded Balance	Aaa		5.50	12/01/30	460	484,118
Armstrong Cnty., G.O., M.B.I.A.	Aaa		5.40	6/01/31	2,000	2,092,800
Bensalem Twnshp. Sch. Dist., G.O., F.G.I.C.	Aaa		5.00	8/15/20	1,375	1,438,800
Berks Cnty. Mun. Auth. Hosp. Rev., Reading Hosp. Med. Ctr. Proj., M.B.I.A.	Aaa		5.70	10/01/14	1,250	1,354,863
Bucks Cnty. Wtr. & Swr. Auth. Rev., Ser. A, A.M.B.A.C.	Aaa		5.375	6/01/16	1,080	1,164,618
Canon McMillan Sch. Dist., Ser. B, F.G.I.C., G.O.(f)	Aaa		5.50	12/01/29	3,000	3,128,910
Central Bucks Sch. Dist.,
G.O., M.B.I.A.	Aaa		5.00	5/15/15	2,000	2,144,780
G.O., M.B.I.A.	Aaa		5.00	5/15/16	2,000	2,144,780
Chambersburg Area Sch. Dist., G.O., F.S.A.	Aaa		5.00	3/01/24	1,000	1,043,030
Chartiers Valley Sch. Dist., Ser. A, G.O., F.S.A.	Aaa		5.00	10/15/22	2,570	2,716,721
Delaware Cnty. Auth. Rev., Dunwoody Vlge. Proj. (Pre-refunded Date 4/01/10)(b)	BBB+	(d)	6.25	4/01/30	1,000	1,063,430
Delaware River Port Auth. Rev., PA & NJ Port Dist. Proj.,
F.G.I.C. (Pre-refunded Date 1/01/08)(b)	Aaa		5.40	1/01/16	2,750	2,754,675
Ser. B, F.S.A.	Aaa		5.625	1/01/26	5,000	5,172,049
Ser. B, F.S.A.	Aaa		5.70	1/01/22	1,000	1,038,130
Erie Cnty., Indl. Dev. G.O., Ser. B, F.G.I.C. (Pre-refunded Date 9/01/15)(b)	Aaa		5.00	9/01/23	1,000	1,100,310

Erie Parking Auth. Facs. Rev. Gtd., F.S.A.
(Pre-refunded Date 9/01/13)(b)	Aaa		5.00	9/01/26	70	75,880
F.S.A., Unrefunded Balance	Aaa		5.00	9/01/26	930	965,638
Lancaster Cnty. Hosp. Auth. Rev., Lancaster Gen. Hosp. Proj. (Pre-refunded Date 9/15/13)(b)	AA-	(d)	5.50	3/15/26	1,500	1,661,760
Lancaster Higher Ed. Auth. College Rev. Franklin & Marshall College	A1		5.00	4/15/27	2,000	2,057,780
Lancaster Ind. Dev. Auth. Rev., Garden Spot Vlge. Proj., Ser. A (Pre-refunded Date 5/01/10)(b)	NR		7.625	5/01/31	1,000	1,108,490
Lebanon Cnty. Hlth. Facs. Auth. Rev., Good Samaritan Hosp. Proj.	Baa2		6.00	11/15/35	1,000	1,033,280
Monroe Cnty. Hosp. Auth. Rev., Pocono Med. Center (Pre-refunded Date 1/01/14)(b)	BBB+	(d)	6.00	1/01/43	2,500	2,835,450
Neshaminy Sch. Dist. G.O., A.M.B.A.C.	Aaa		5.00	5/01/24	1,500	1,577,790
Northampton Cnty. Higher Ed. Auth. Rev., Moravian Coll., A.M.B.A.C.	Aaa		6.25	7/01/11	2,195	2,333,373
Pennsylvania Econ. Dev. Fin. Auth. Res. Recov. Colver Proj.,
Ser. F, A.M.B.A.C., A.M.T.	Aaa		4.625	12/01/18	2,250	2,271,578
Ser. F, A.M.B.A.C., A.M.T.	Aaa		5.00	12/01/15	500	533,320
Pennsylvania St. Ind. Dev. Auth. Rev., Econ. Dev.,
A.M.B.A.C.	Aaa		5.50	7/01/17	4,000	4,356,040
A.M.B.A.C.	Aaa		5.50	7/01/20	2,750	2,980,203
Pennsylvania St. Tpke. Comn. Rev., Oil Franchise
Tax Rev., Ser. A, A.M.B.A.C., E.T.M.(b)	Aaa		5.25	12/01/18	1,435	1,472,683
Ser. A, F.S.A,	Aaa		5.25	7/15/21	2,045	2,304,511
Philadelphia Auth. Indl. Dev. Rev., Please Touch Museum Proj.	BBB-	(d)	5.25	9/01/31	1,000	985,230
Philadelphia Hosps. & Higher Ed. Facs. Auth. Hosp. Rev., Grad. Hlth. Sys. C.A.B.S.(c)(g)(i) (cost $1,820,479; purchased 4/25/96-7/02/98)	NR		Zero	7/01/18	1,803	18
Philadelphia Ind. Dev. Auth. Lease Rev., Ser. B, F.S.A. (Pre-refunded Date 10/1/11)(b)	Aaa		5.50	10/01/18	2,000	2,175,620
Philadelphia Parking Auth. Rev., Arpt., F.S.A.	Aaa		5.625	9/01/19	2,500	2,604,225
Philadelphia Wtr. & Wste. Wtr. Rev., Ser. A, F.S.A.	Aaa		5.250	7/01/19	2,000	2,167,560
Pittsburgh Urban Redev. Auth., Mtge. Rev., F.H.A. Mtgs., G.N.M.A./F.N.M.A., Ser. A, A.M.T.	Aa1		6.250	10/01/28	820	828,626
Pittsburgh Wtr. & Swr. Auth., Wtr. & Swr. Sys. Rev., Ser. A, F.G.I.C.	Aaa		6.50	9/01/13	4,000	4,491,399
Schuylkill Cnty. Ind. Dev. Auth. Rev., Pine Grove Landfill, Inc., A.M.T. (Mandatory Put Date 4/01/09)	BBB	(d)	5.10	10/01/19	1,000	1,008,410
Unity Twnshp. Mun. Auth., Gtd. Swr. Rev., A.M.B.A.C., C.A.B.S., E.T.M.(b)	Aaa		Zero	11/01/12	1,035	870,901
Washington Cnty. Hosp. Auth. Rev., Monongahela Valley Hosp.	A3		6.25	6/01/22	2,400	2,563,824
Westmoreland Cnty. Ind. Dev. Agcy. Rev., Gtd., Valley Landfill Proj., A.M.T. (Mandatory Put Date 5/01/09)	BBB	(d)	5.10	5/01/18	3,000	3,026,850

						79,809,628

Puerto Rico 5.4%
Puerto Rico Comnwlth., G.O.,
Linked B.P.O.- A.M.B.A.C.-T.C.R.S.(g)(h)	Aaa		7.00	7/01/10	11,530	12,557,784
Linked B.P.O-M.B.I.A.-I.B.C.	Aaa		7.00	7/01/10	1,970	2,146,118
M.B.I.A.(g)(h)	Aaa		5.75	7/01/10	3,000	3,179,910
M.B.I.A.(g)(h)	Aaa		5.75	7/01/12	5,000	5,490,450
Ser. A, G.O. (Pre-refunded Date 7/01/16)(b)	Baa3		5.25	7/01/30	1,905	2,141,315
Ser. A, Unrefunded Bal. Pub. Impt.	Baa3		5.25	7/01/30	1,095	1,110,056
Puerto Rico Comnwlth., G.O., Govt. Dev. Bank, Ser. C, A.M.T.	Baa3		5.25	1/01/15	1,000	1,054,340
Puerto Rico Comnwlth., Hwy. & Trans. Auth. Trans. Rev.,
Rfdg-Ser. CC	Baa2		5.50	7/01/28	2,500	2,713,425
Ser. G, F.G.I.C.	Aaa		5.25	7/01/18	2,250	2,411,573
Ser. J (Pre-refunded Date 7/01/14)(b)	Baa3		5.50	7/01/23	1,320	1,478,994
Ser. K	Baa3		5.00	7/01/14	2,000	2,104,080
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.,
Ser. TT	A3		5.00	7/01/22	1,250	1,278,625
Ser. TT	A3		5.00	7/01/32	1,500	1,502,205
Puerto Rico Mun. Fin. Agcy., G.O.	Baa3		5.00	8/01/12	1,000	1,045,930

						40,214,805

Rhode Island 0.7%
Rhode Island Health & Ed. Bldg. Corp. Higher Ed. Fac. Rev., Brown Univ.	Aa1		5.00	9/01/37	5,000	5,239,550

South Carolina 1.2%
Charleston Wtr. Works & Swr. Rev., E.T.M. (b)	Aaa		10.375	1/01/10	3,445	3,691,558
South Carolina Jobs Econ. Dev. Auth. Hosp. Facs.
Rev., Rfdg. & Impvt., Palmetto Health,
Ser. C (Pre-refunded Date 8/01/13)(b)	Baa1		6.875	8/01/27	2,655	3,117,236
Ser. C (Pre-refunded Date 8/01/13)(b)	Baa1		6.875	8/01/27	345	404,095
Tobacco Settlement Rev., Mgt. Auth., Ser. B	Baa3		6.375	5/15/28	2,000	2,033,580

						9,246,469

South Dakota 0.1%
Ed. Enhancement Fin. Fdg. Corp. Rev., Tobacco, Ser. B	Baa3		6.50	6/01/32	1,000	1,016,130

Tennessee 1.9%
Bristol Health & Ed. Facility Rev., Bristol Mem. Hosp., F.G.I.C., E.T.M.(b)	Aaa		6.75	9/01/10	5,000	5,281,200
Knox Cnty. Health Edl. & Hsg. Facs. Brd.,
Hosp. Facs. Rev. Ref. & Impt., Covenant Health,
Univ. Health Sys., Inc.	BBB+	(d)	5.25	4/01/27	2,000	1,997,440
Ser. A, C.A.B.S.	A-	(d)	Zero	1/01/35	1,000	233,060
Shelby Cnty. Health Ed. & Hsg. Facility Brd. Hosp. Rev.,
Methodist Health Care (Pre-refunded Date 9/01/12)(b)	AAA	(d)	6.50	9/01/26	560	638,462
Methodist Health Care (Pre-refunded Date 9/01/12)(b)	AAA	(d)	6.50	9/01/26	940	1,071,703

Tennessee Energy Acquisition Corp. Gas Rev., Ser. C	Aa3		5.00	2/01/18	2,000	2,038,200
Tennessee Hsg. Dev. Agcy. Rev., Homeownership Program, A.M.T.	Aa2		5.00	7/01/34	2,715	2,763,571

						14,023,636

Texas 4.0%
Austin Elec. Util. Sys. Rev., Rfdg., Ser. A, A.M.B.A.C	Aaa		5.00	11/15/22	4,610	4,893,515
Brazos River Auth. Poll. Control Rev.,
TXU Energy Co. LLC Proj., A.M.T.	Caa1		5.40	5/01/29	1,500	1,276,785
TXU Energy Co. LLC Proj., Ser. D (Mandatory Put Date 10/01/14)	Caa1		5.40	10/01/29	1,000	933,680
Brazos River Auth. Rev., Houston Inds., Inc. Proj. B, A.M.B.A.C.	Aaa		5.125	11/01/20	3,500	3,607,730
Houston Higher Ed. Fin. Corp. Higher Ed. Rev., Rice Univ. Proj., Ser. B	Aaa		4.75	11/15/33	3,000	3,054,780
SA Energy Acquisition Pub. Fac. Corp. Gas Supply Rev.	Aa3		5.50	8/01/27	2,500	2,591,500
Sabine River Auth. Poll. Control Rev., TXU Energy Co. LLC Proj., Ser. B	Caa1		6.15	8/01/22	1,000	971,710
San Antonio Elec. & Gas Sys., Ser. A	Aa1		5.00	2/01/21	5,000	5,309,450
Texas St. Pub. Fin. Auth.
Charter Sch. Fin. Corp. Rev., Ed.-Idea Pub.
Sch. Proj., Ser. A, A.C.A.	A	(d)	5.00	8/15/30	1,000	888,100
Southern Univ. Fin. Systems, Rev., M.B.I.A.	Aaa		5.50	11/01/18	2,240	2,401,034
Texas St., Transn. Commn. Mobility Fd., G.O.	Aa1		4.75	4/01/27	4,000	4,090,640

						30,018,924

Utah 0.5%
Intermountain Power Agcy., Utah Pwr., Supply Rev., A.M.B.A.C.	Aaa		5.00	7/01/17	3,000	3,261,720
Utah St. Hsg. Fin. Agcy., Sngl. Fam. Mtge. Rev., Ser. F, Class II, A.M.T.	Aa2		6.125	1/01/27	630	646,733

						3,908,453

U.S. Virgin Islands 0.5%
U.S. Virgin Islands Pub. Fin. Auth.,
Sr. Lien Matching Fund Loan Note A	BBB	(d)	5.25	10/01/21	1,500	1,545,015
Gross Rcpts. Taxes Ln. Nts., Ser. A (Pre-refunded Date 10/01/10)(b)	Baa3		6.50	10/01/24	1,750	1,919,785

						3,464,800

Virginia 1.5%
Gloucester Cnty. Ind. Dev., Auth. Sld. Waste Disposal Rev., Waste Mgmt. Services, Ser. A, A.M.T. (Mandatory Put Date 5/01/14)	BBB	(d)	5.125	9/01/38	2,300	2,343,332
Richmond Met. Auth. Expy. Rev., Rfdg., F.G.I.C.	Aaa		5.25	7/15/17	5,775	6,330,728

Sussex Cnty. Ind. Dev. Auth. Sld. Waste Disp. Rev., Atlantic Waste, Ser. A, A.M.T.(Mandatory Put Date 5/01/14)	BBB	(d)	5.125	6/01/28	1,400	1,426,376
Tobacco Settlement Fin. Corp. Rev., Asset Bkd. (Pre-refunded Date 6/01/15)(b)	Aaa		5.625	6/01/37	1,000	1,137,040

						11,237,476

Washington 1.8%
Energy Northwest Elec. Rev., Rfdg., Ser. A.	Aaa		5.00	7/01/23	5,000	5,274,599
Tobacco Settlement Auth. Rev., Asset Bkd.	Baa3		6.50	6/01/26	1,875	1,936,088
Washington St. Economic Dev. Fin. Auth. Lease Rev., Biomedical Research. Pptys II,
M.B.I.A.	Aaa		5.00	6/01/21	3,165	3,349,108
M.B.I.A.	Aaa		5.00	6/01/22	3,070	3,235,105

						13,794,900

West Virginia 0.3%
West Virginia St. Hosp. Fin. Auth., Oak Hill Hosp. Rev., Ser. B (Pre-refunded Date 9/01/10)(b)	A2		6.75	9/01/30	2,000	2,198,840

Wisconsin 0.6%
Badger Tobacco Asset Secur. Corp., Rev., Asset Bkd.	Baa3		6.125	6/01/27	2,610	2,700,515
Wisconsin St. Health & Ed. Facs. Auth. Rev., Marshfield Clinic, Ser. B	BBB+	(d)	6.00	2/15/25	2,000	2,064,940

						4,765,455

Total long-term investments
(cost $743,646,916)						765,571,158

SHORT-TERM INVESTMENTS 0.9%
Alabama 0.6%
McIntosh Indl. Dev. Brd. Environ. Impt. Rev., Daily Ref. CIBC Specialty-E, F.R.D.D., A.M.T.(e)	P-2		4.37	12/03/07	4,400	4,400,000
California 0.3%
California Hsg. Fin. Agy. Rev., F.R.D.D., A.M.T.(e)	VMIG1		3.69	12/03/07	2,400	2,400,000

Total short-term investments
(cost $6,800,000)						6,800,000

Total Investments 103.2%
(cost $750,446,916)(k)						772,371,158

Liabilities in excess of other assets (j)(l) (3.2)%						(23,571,100)

Net Assets 100%						748,800,058

(a)	The following abbreviations are used in schedule of investments descriptions:

A.C.A.—American Capital Access Corporation

A.C.A.-C.B.I.—A.C.A. Certificate of Bond Insurance

A.M.B.A.C.—American Municipal Bond Assurance Corporation

A.M.T.—Alternative Minimum Tax

B.P.O.—Bond Payment Obligations

C.A.B.S.—Capital Appreciation Bonds

CIBC—Canadian Imperial Bank of Commerce

CONNIE LEE—College Construction Loan Insurance Association

C.O.P.—Certificates of Participation

E.T.M.—Escrowed to Maturity

F.G.I.C.—Financial Guaranty Insurance Company

F.H.A.—Federal Housing Administration

F.H.L.M.C.—Federal Home Loan Mortgage Corporation

F.N.M.A.—Federal National Mortgage Association

F.R.D.D.—Floating Rate (Daily) Demand

F.S.A.—Financial Security Assurance

G.N.M.A.—Government National Mortgage Association

G.O.—General Obligation

I.B.C.—Insured Bond Certificates

M.B.I.A.—Municipal Bond Investors Assurance Company

NR —Not Rated by Moody’s or Standard and Poor’s ratings

T.C.R.S.—Transferable Custodial Receipts

X.L.C.A.—XL Capital Assurance

(b)	All or partial escrowed to maturity and pre-refunded securities are secured by escrowed cash and/or U.S. guaranteed obligations.
(c)	Represents issuer in default of interest payments; non-income producing security.
(d)	Standard & Poor’s rating.
(e)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at November 30, 2007.
(f)	All or portion of security segregated as collateral for financial futures contracts.
(g)	Indicates a security that has been deemed illiquid.
(h)	Represents all or partial amount utilized in the Municipal Tender Option Bond transactions. The aggregated principal amount of the inverse floaters and the floating rate notes (included in liabilities) are $24,120,000 and $30,810,000, respectively.
(i)	Indicates a security restricted to resale. The aggregate cost of such securities was $1,820,479. The aggregate value of $18 is approximately 0.0% of the net assets.
(j)	Includes $30,810,000 payable for the floating rate note issued.
(k)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of November 30, 2007 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$719,410,440	$29,573,402	$7,422,684	$22,150,718

The differences between book basis and tax basis are primarily attributable to the differences in the treatment of accreting market discount and municipal tender option bond transactions for book and tax purposes.

(l)	Liabilities in excess of other assets include net unrealized appreciation (depreciation) on financial futures contracts as follows:

Open futures contracts outstanding as of November 30, 2007:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at November 30, 2007	Unrealized Appreciation (Depreciation)
	Long Positions:
54	U.S. Treasury 2 Yr Note	Mar. 08	$11,339,257	$11,345,906	$6,649
45	U.S. Treasury 10 Yr Note	Mar. 08	5,070,671	5,094,141	23,470

					$30,119

	Short Positions:
18	U.S. Treasury 5 Yr Note	Dec. 07	1,947,634	1,986,750	(39,116)
208	U.S. Treasury 30 Yr Note	Mar. 08	24,441,161	24,375,000	66,161

					27,045

					$57,164

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Municipal securities (including commitments to purchase such securities on a “when-issued” basis) are valued as of the close of trading on the New York Stock Exchange, on the basis of prices provided by a pricing service which uses information with respect to transactions in comparable securities and various relationships between securities in determining values.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Swaps are valued by “marking-to-market” the unrealized gains or losses daily.

The Fund invests in variable rate securities including “inverse floaters”. The interest rates on inverse floaters have an inverse relationship to the interest rate of other securities or the value of an index. Changes in interest rates on the other security or value of index inversely affect the rate paid on the inverse floater, and the inverse floater’s price will be more volatile than that of a fixed-rate bond. Additionally, some of these securities contain a “leverage factor” whereby the interest rate moves inversely by a “factor” to the benchmark rate. Certain interest rate movements and other market factors can substantially affect the liquidity of inverse floating rate notes.

Securities for which market quotations are not readily available, or whose values have been effected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. Market value of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Short-term debt securities which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than sixty days are valued at current market quotations.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dryden National Municipals Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date January 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date January 24, 2008

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date January 24, 2008

*	Print the name and title of each signing officer under his or her signature.